Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Computed tax at the expected statutory rate	$ (36,319)	$ (29,882)
State and local income taxes, net of federal	(7,515)	(6,182)
Return to accrual adjustment	(59,580)
Other non-deductible expenses
Change in Valuation allowance	103,414	36,064
Income tax expense/(benefit)